ASSETS HELD-FOR-SALE AND ACTIVELY MARKETED PROPERTY - Rollforward of Assets Held-for-Sale (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
Assets Held-for-Sale [Roll Forward]
Balance at beginning of period	$ 0
Additions from the acquisition of Legacy Dole	14,701,000
Balance at end of period	200,000
Vessels
Assets Held-for-Sale [Roll Forward]
Sale of assets-held-for-sale	(8,813,000)
Balance at end of period	8,800,000
Later America Properties
Assets Held-for-Sale [Roll Forward]
Sale of assets-held-for-sale	(4,078,000)
Balance at end of period	4,100,000
Company-owned Plane
Assets Held-for-Sale [Roll Forward]
Transfer of plane	7,187,000
Sale of assets-held-for-sale	(7,187,000)
Balance at end of period	7,200,000
North America Property
Assets Held-for-Sale [Roll Forward]
Sale of assets-held-for-sale	$ (1,610,000)